Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value of Financial Instruments
Estimated fair value of debt

	Thousands of Yen
	2020		2019
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Long-term borrowings - net of current portion	¥(668,380)	¥(644,499)	¥(150,531)	¥(145,600)